REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	9 Months Ended
Jul. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATES REVENUE

The following table disaggregates revenue by significant product type for the three- and nine-month periods ended July 31, 2024 and 2023:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Oil sales	$63,052	$-	$135,975	$-

Total revenue from customers	$63,052	$-	$135,975	$-